Summary of Significant Accounting Policies - Changes in Company's Asset Retirement Obligation Liability (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset retirement obligations, beginning of period			$ 9,055	$ 13	$ 13
Additional liabilities incurred			420		300	13
Assumption of Oxford asset retirement obligations					8,378
Accretion	198	117	575	234	364
Asset retirement obligations, end of period	$ 10,050		$ 10,050		$ 9,055	$ 13